Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2024
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Wealth Management	Investment Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2023
Non-interest revenue	¥188,301	¥76,357	¥387,061	¥47,815	¥699,534
Net interest revenue	2,681	(4,721)	7,876	12,893	18,729

Net revenue	190,982	71,636	394,937	60,708	718,263
Non-interest expenses	138,990	44,794	384,572	45,272	613,628

Income before income taxes	¥51,992	¥26,842	¥10,365	¥15,436	¥104,635

Six months ended September 30, 2024
Non-interest revenue	¥225,535	¥105,150	¥493,208	¥86,043	¥909,936
Net interest revenue	5,132	(1,393)	15,019	11,068	29,826

Net revenue	230,667	103,757	508,227	97,111	939,762
Non-interest expenses	143,120	48,643	441,812	68,253	701,828

Income before income taxes	¥87,547	¥55,114	¥66,415	¥28,858	¥237,934

Major components of Income (loss) before income taxes in "Other"
The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2023	2024
Net gain (loss) related to economic hedging transactions	¥(5,511)	¥(1,027)
Realized gain on investments in equity securities held for operating purposes	8,217	496
Equity in earnings of affiliates	22,731	26,351
Corporate items	3,322	187
Other (1)	(13,323)	2,851

Total	¥15,436	¥28,858

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income before income taxes
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2023	2024
Net revenue	¥718,263	¥939,762
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,590)	(1,993)

Consolidated net revenue	¥716,673	¥937,769

Non-interest expenses	¥613,628	¥701,828
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥613,628	¥701,828

Income before income taxes	¥104,635	¥237,934
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,590)	(1,993)

Consolidated income before income taxes	¥103,045	¥235,941

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2023	2024
Net revenue (1) :
Americas	¥202,420	¥292,423
Europe	109,768	177,770
Asia and Oceania	24,030	23,467

Subtotal	336,218	493,660
Japan	380,455	444,109

Consolidated	¥716,673	¥937,769

Income (loss) before income taxes:
Americas	¥(6,776)	¥33,120
Europe	(15,125)	(1,804)
Asia and Oceania	4,459	25,398

Subtotal	(17,442)	56,714
Japan	120,487	179,227

Consolidated	¥103,045	¥235,941

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2024	September 30, 2024
Long-lived assets:
Americas	¥121,633	¥107,408
Europe	62,063	57,318
Asia and Oceania	33,820	31,424

Subtotal	217,516	196,150
Japan	270,924	280,210

Consolidated	¥488,440	¥476,360